Equity - Summary of Equity (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Capital
Common stock capital		₩ 3,640,303		₩ 3,611,338		$ 3,062,681
Hybrid securities		2,294,381		1,895,366		1,930,322
Capital surplus
Paid in capital in excess of par		643,544		608,348
Others		38,841		17,763
Sub-total		682,385		626,111		574,108
Capital adjustments
Treasury stocks		(3,819)		0
Other adjustments	[1]	(1,747,242)		(1,775,312)
Sub-total		(1,751,061)		(1,775,312)
Accumulated other comprehensive income [abstract]
Financial assets at FVTOCI		(162,522)		(9,833)
Changes in capital due to equity method		(138)		(2,609)
Loss from foreign business translation		(63,781)		(298,363)
Remeasurements of defined benefit plan		(195,944)		(261,195)
Loss on evaluation of cash flow hedge		5,553		(1,386)
Capital related to noncurrent assets held for sale		279		1,226
Sub-total		(416,553)		(572,160)				₩ (500,655)	₩ (572,210)
Retained earnings		21,347,472	[2],[3]	19,268,265	[2],[3]	17,960,182
Non-controlling interest		3,008,176	[4]	3,672,237	[4]	2,530,856
Total		₩ 28,805,103		26,725,845		$ 24,234,480	$ 22,485,146	₩ 25,492,332	₩ 21,953,044
Additional description for other equity		Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
Additional description for non-controlling interest		The hybrid securities issued by Woori Bank amounting to 3,105,070 million Won and 2,555,166 million Won as of December 31, 2020 and 2021, respectively, are recognized as non-controlling interests. 162,362 million Won and 144,923 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2020 and 2021, respectively.
Additional description for retained earnings		The regulatory reserve for credit losses in retained earnings amounted to 2,547,547 million Won and 2,568,367 million Won and as of December 31, 2020 and 2021, respectively in accordance with the relevant article.The earned surplus reserve in retained earnings amounted to 62,830 million Won and 122,370 million Won as of December 31, 2020 and 2021 in accordance with the Article 53 of the Financial Holding Company Act.
Earned surplus reserve		₩ 122,370		62,830
Regulatory reserve for credit loss		₩ 2,568,367		₩ 2,547,547

[1]	Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
[2]	The earned surplus reserve in retained earnings amounted to 62,830 million Won and 122,370 million Won as of December 31, 2020 and 2021 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,547,547 million Won and 2,568,367 million Won and as of December 31, 2020 and 2021, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 3,105,070 million Won and 2,555,166 million Won as of December 31, 2020 and 2021, respectively, are recognized as non-controlling interests. 162,362 million Won and 144,923 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2020 and 2021, respectively.